SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 – SUBSEQUENT EVENTS

On January 10, 2017, the Company issued 10,000 common shares as an annual dividend on the Company’s 100,000 Series A preferred shares outstanding.

On January 16, 2017, the Company issued 3,600 shares of our common stock valued at $3,060 to a consultant for services rendered.

On January 19, 2017, February 6, 2017, February 24, 2017 and March 7, 2017 the Company issued 12% convertible notes in the amount of $100,000, $100,000, $50,000 and $100,000, respectively, to the Company’s related party founder. The notes have a conversion price that creates a beneficial conversion. A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the face value of the note. In accordance with this guidance, the intrinsic value of the beneficial conversion feature is recorded as a debt discount with a corresponding amount to additional paid in capital. The debt discount is amortized to interest expense over the five-year life of the notes using the effective interest method.

On March 3, 2017 the Company entered into a Membership Interest Purchase Agreement (the "Purchase Agreement") with Daily Engage Media Group LLC, a New Jersey limited liability company ("Daily Engage Media") and its members (“Members”). Launched in 2015, Daily Engage Media is an ad network that connects advertisers with approximately 200 digital publications worldwide.  Under the terms of the Purchase Agreement, upon closing of a pending financing, we will purchase all of the membership interests in Daily Engage Media from the Members for $4.9 million which will be paid $1.95 million in cash and $2.95 million in shares of our common stock to be valued at the public offering price.  The closing of the acquisition is subject to a number of conditions precedent, including, but not limited to, the closing of our pending public offering.